UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

620th Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS

VARIABLE EQUITY TRUST

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

FORM N-Q

MARCH 31, 2013

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of Investments (unaudited)	March 31, 2013

SECURITY	SHARES	VALUE
COMMON STOCKS - 95.4%
CONSUMER DISCRETIONARY - 12.5%
Automobiles - 0.8%
Harley-Davidson Inc.	45,970	$2,450,201
Honda Motor Co., Ltd., ADR	79,460	3,040,140

Total Automobiles		5,490,341

Hotels, Restaurants & Leisure - 1.5%
McDonald’s Corp.	35,600	3,548,964
Starwood Hotels & Resorts Worldwide Inc.	21,990	1,401,423
Yum! Brands Inc.	73,460	5,284,712

Total Hotels, Restaurants & Leisure		10,235,099

Internet & Catalog Retail - 0.2%
Amazon.com Inc.	5,274	1,405,468	*

Media - 6.2%
Comcast Corp., Class A Shares	468,765	19,692,818
News Corp., Class A Shares	199,362	6,084,528
Walt Disney Co.	310,205	17,619,644

Total Media		43,396,990

Multiline Retail - 0.7%
Target Corp.	70,705	4,839,757

Specialty Retail - 3.1%
Home Depot Inc.	225,130	15,709,571
TJX Cos. Inc.	128,350	6,000,363

Total Specialty Retail		21,709,934

TOTAL CONSUMER DISCRETIONARY		87,077,589

CONSUMER STAPLES - 10.9%
Beverages - 1.7%
Coca-Cola Co.	193,290	7,816,648
PepsiCo Inc.	49,510	3,916,736

Total Beverages		11,733,384

Food & Staples Retailing - 3.4%
CVS Caremark Corp.	162,890	8,957,321
Wal-Mart Stores Inc.	197,930	14,811,102

Total Food & Staples Retailing		23,768,423

Food Products - 3.1%
General Mills Inc.	97,890	4,826,956
H.J. Heinz Co.	96,010	6,938,643
Kraft Foods Group Inc.	65,507	3,375,576
McCormick & Co. Inc., Non Voting Shares	29,730	2,186,641
Mondelez International Inc., Class A Shares	134,463	4,115,912

Total Food Products		21,443,728

Household Products - 2.7%
Kimberly-Clark Corp.	66,680	6,533,306
Procter & Gamble Co.	166,296	12,814,770

Total Household Products		19,348,076

TOTAL CONSUMER STAPLES		76,293,611

ENERGY - 9.4%
Energy Equipment & Services - 1.9%
Cameron International Corp.	82,060	5,350,312	*
Exterran Holdings Inc.	18	486	*
Halliburton Co.	16,530	667,977
National-Oilwell Varco Inc.	8,980	635,335
Schlumberger Ltd.	69,159	5,179,318

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	March 31, 2013

SECURITY	SHARES	VALUE
Energy Equipment & Services - 1.9% (continued)
Weatherford International Ltd.	136,510	$1,657,231	*

Total Energy Equipment & Services		13,490,659

Oil, Gas & Consumable Fuels - 7.5%
Anadarko Petroleum Corp.	72,885	6,373,793
Chevron Corp.	116,270	13,815,201
ConocoPhillips	56,520	3,396,852
Exxon Mobil Corp.	250,605	22,582,017
Hess Corp.	54,676	3,915,348
Occidental Petroleum Corp.	8,270	648,120
Spectra Energy Corp.	38,065	1,170,499

Total Oil, Gas & Consumable Fuels		51,901,830

TOTAL ENERGY		65,392,489

EXCHANGE-TRADED FUNDS - 0.3%
SPDR Gold Trust	14,200	2,193,190	*

FINANCIALS - 14.0%
Capital Markets - 0.3%
Blackstone Group LP	107,440	2,125,163

Commercial Banks - 2.8%
SunTrust Banks Inc.	158,650	4,570,707
U.S. Bancorp	141,750	4,809,578
Wells Fargo & Co.	270,555	10,007,829

Total Commercial Banks		19,388,114

Diversified Financial Services - 2.8%
Citigroup Inc.	197,698	8,746,159
JPMorgan Chase & Co.	226,723	10,760,274

Total Diversified Financial Services		19,506,433

Insurance - 6.5%
Alleghany Corp.	5,050	1,999,396	*
Berkshire Hathaway Inc., Class A Shares	79	12,346,120	*
MetLife Inc.	171,216	6,509,632
Travelers Cos. Inc.	294,637	24,805,489

Total Insurance		45,660,637

Real Estate Investment Trusts (REITs) - 0.8%
American Tower Corp.	75,475	5,805,537

Real Estate Management & Development - 0.8%
Forest City Enterprises Inc., Class A Shares	298,500	5,304,345	*

TOTAL FINANCIALS		97,790,229

HEALTH CARE - 11.9%
Biotechnology - 1.3%
Amgen Inc.	62,100	6,365,871
Onyx Pharmaceuticals Inc.	28,014	2,489,324	*

Total Biotechnology		8,855,195

Health Care Equipment & Supplies - 1.1%
Covidien PLC	68,850	4,670,784
Thermo Fisher Scientific Inc.	40,290	3,081,782

Total Health Care Equipment & Supplies		7,752,566

Health Care Providers & Services - 1.4%
Cardinal Health Inc.	44,211	1,840,062
Express Scripts Holding Co.	68,730	3,962,285	*
UnitedHealth Group Inc.	64,500	3,690,045

Total Health Care Providers & Services		9,492,392

Pharmaceuticals - 8.1%
AbbVie Inc.	41,359	1,686,620
Bristol-Myers Squibb Co.	138,050	5,686,279

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	March 31, 2013

SECURITY	SHARES	VALUE
Pharmaceuticals - 8.1% (continued)
GlaxoSmithKline PLC, ADR	120,750	$5,664,383
Johnson & Johnson	185,040	15,086,311
Merck & Co. Inc.	236,020	10,439,165
Pfizer Inc.	521,470	15,049,624
Roche Holding AG, ADR	55,070	3,227,102

Total Pharmaceuticals		56,839,484

TOTAL HEALTH CARE		82,939,637

INDUSTRIALS - 9.6%
Aerospace & Defense - 1.7%
Honeywell International Inc.	114,730	8,644,905
Raytheon Co.	55,410	3,257,554

Total Aerospace & Defense		11,902,459

Air Freight & Logistics - 1.8%
United Parcel Service Inc., Class B Shares	144,730	12,432,307

Commercial Services & Supplies - 0.3%
Waste Management Inc.	46,667	1,829,813

Electrical Equipment - 0.5%
Eaton Corp. PLC	59,180	3,624,775

Industrial Conglomerates - 4.3%
3M Co.	61,860	6,576,337
General Electric Co.	596,430	13,789,462
Tyco International Ltd.	109,330	3,498,560
United Technologies Corp.	69,180	6,463,487

Total Industrial Conglomerates		30,327,846

Machinery - 1.0%
Deere & Co.	44,050	3,787,419
Pentair Ltd., Registered Shares	53,807	2,838,319

Total Machinery		6,625,738

TOTAL INDUSTRIALS		66,742,938

INFORMATION TECHNOLOGY - 17.4%
Communications Equipment - 2.5%
Cisco Systems Inc.	314,223	6,570,403
Motorola Solutions Inc.	56,110	3,592,723
QUALCOMM Inc.	103,357	6,919,751

Total Communications Equipment		17,082,877

Computers & Peripherals - 3.0%
Apple Inc.	41,313	18,286,373
EMC Corp.	121,479	2,902,134	*

Total Computers & Peripherals		21,188,507

Internet Software & Services - 4.2%
Akamai Technologies Inc.	18,210	642,631	*
eBay Inc.	206,215	11,180,977	*
Facebook Inc., Class A Shares	74,740	1,911,849	*
Google Inc., Class A Shares	16,642	13,214,247	*
LinkedIn Corp., Class A Shares	14,510	2,554,631	*

Total Internet Software & Services		29,504,335

IT Services - 4.2%
Automatic Data Processing Inc.	125,040	8,130,101
International Business Machines Corp.	50,310	10,731,123
Visa Inc., Class A Shares	62,090	10,545,365

Total IT Services		29,406,589

Semiconductors & Semiconductor Equipment - 0.7%
Broadcom Corp., Class A Shares	65,150	2,258,750

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	March 31, 2013

SECURITY	SHARES	VALUE
Semiconductors & Semiconductor Equipment - 0.7% (continued)
Texas Instruments Inc.	62,166	$2,205,650

Total Semiconductors & Semiconductor Equipment		4,464,400

Software - 2.8%
BMC Software Inc.	52,140	2,415,646	*
Citrix Systems Inc.	48,110	3,471,618	*
Microsoft Corp.	338,370	9,680,766
Oracle Corp.	124,650	4,031,181

Total Software		19,599,211

TOTAL INFORMATION TECHNOLOGY		121,245,919

MATERIALS - 4.9%
Chemicals - 4.0%
Axiall Corp.	11,367	706,573
E.I. du Pont de Nemours & Co.	36,980	1,817,937
Ecolab Inc.	84,940	6,810,489
Monsanto Co.	41,170	4,348,787
PPG Industries Inc.	109,113	14,614,595

Total Chemicals		28,298,381

Paper & Forest Products - 0.9%
International Paper Co.	128,780	5,998,573

TOTAL MATERIALS		34,296,954

TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 3.1%
AT&T Inc.	390,950	14,343,956
Verizon Communications Inc.	148,728	7,309,981

TOTAL TELECOMMUNICATION SERVICES		21,653,937

UTILITIES - 1.4%
Electric Utilities - 0.7%
Northeast Utilities	41,924	1,822,017
NV Energy Inc.	162,200	3,248,866

Total Electric Utilities		5,070,883

Multi-Utilities - 0.7%
Sempra Energy	23,880	1,908,967
Wisconsin Energy Corp.	61,320	2,630,015

Total Multi-Utilities		4,538,982

TOTAL UTILITIES		9,609,865

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $383,610,246)		665,236,358

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 4.5%
Repurchase Agreements - 4.5%
Interest in $925,000,000 joint tri-party repurchase agreement dated 3/28/13 with RBS Securities Inc.; Proceeds at maturity - $31,585,702; (Fully collateralized by various U.S. government agency obligations, 0.450% to 5.250% due 12/27/13 to 12/28/26; Market value - $32,216,792) (Cost - $31,585,000)	0.200%	4/1/13	$31,585,000	31,585,000

TOTAL INVESTMENTS - 99.9% (Cost - $415,195,246#)				696,821,358
Other Assets in Excess of Liabilities - 0.1%				607,529

TOTAL NET ASSETS - 100.0%				$697,428,887

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	March 31, 2013

Abbreviations used in this schedule :

ADR	— American Depositary Receipts
SPDR	— Standard & Poor’s Depositary Receipts

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Variable Appreciation Portfolio (formerly Legg Mason ClearBridge Variable Appreciation Portfolio) (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$665,236,358	—	—	$665,236,358
Short-term investments†	—	$31,585,000	—	31,585,000

Total investments	$665,236,358	$31,585,000	—	$696,821,358

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign investment risks. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At March 31, 2013, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$282,538,791
Gross unrealized depreciation	(912,679)

Net unrealized appreciation	$281,626,112

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended March 31, 2013, the Portfolio did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: May 24, 2013

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 24, 2013